UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-22031
RIVERSOURCE LASALLE INTERNATIONAL REAL ESTATE FUND, INC.

(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474

(Address of principal executive offices)                     (Zip code)
Scott R. Plummer – 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 12/31
Date of reporting period: 3/31

Portfolio of Investments
RiverSource LaSalle International Real Estate Fund
March 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (98.9%)(c)

Issuer	Shares		Value(a)
Australia (20.3%)
CFS Retail Property Trust	793,889		$1,365,738
Dexus Property Group	4,694,424		3,488,779
Mirvac Group	2,049,153		2,773,145
Stockland	492,614		1,803,374
Westfield Group	740,861		8,197,666

Total			17,628,702

Belgium (0.1%)
Cofinimmo	767		108,105

Bermuda (3.1%)
Hongkong Land Holdings Ltd.	533,128	(d)	2,702,958

Canada (3.9%)
Canadian Real Estate Investment Trust	68,700		1,870,561
First Capital Realty, Inc.	34,000		741,940
RioCan Real Estate Investment Trust	41,600		757,034

Total			3,369,535

Finland (0.7%)
Citycon OYJ	35,752		142,456
Sponda OYJ	118,212	(d)	493,377

Total			635,833

France (9.2%)
Mercialys SA	19,563		702,871
Unibail-Rodamco SE	36,023		7,298,439

Total			8,001,310

Germany (0.8%)
Deutsche Euroshop AG	22,131		726,832

Hong Kong (4.9%)
Great Eagle Holdings Ltd.	290,798		816,501
Hysan Development Co., Ltd.	370,368		1,070,924
The Link REIT	961,015		2,369,087

Total			4,256,512

Japan (10.1%)
Frontier Real Estate Investment Corp.	85		660,141
Japan Logistics Fund, Inc.	45		360,558
Japan Real Estate Investment Corp.	245		2,088,843
Japan Retail Fund Investment Corp.	405		476,573
Mitsui Fudosan Co., Ltd.	75,000		1,273,267

Issuer	Shares		Value(a)
Nippon Building Fund, Inc.	314		2,704,001
NTT Urban Development Corp.	1,420		1,200,043

Total			8,763,426

Netherlands (7.5%)
Corio NV	51,986		3,471,200
Eurocommercial Properties NV	22,600		908,143
VastNed Retail NV	8,784		586,702
Wereldhave NV	15,836		1,517,812

Total			6,483,857

Singapore (3.3%)
Ascendas Real Estate Investment Trust	1,137,823		1,562,005
CapitaLand Ltd.	470,000		1,334,120

Total			2,896,125

Sweden (3.0%)
Castellum AB	95,011	(d)	957,613
Hufvudstaden AB, Series A	129,826	(d)	1,110,662
Wihlborgs Fastigheter AB	25,200	(e)	532,419

Total			2,600,694

Switzerland (1.4%)
PSP Swiss Property AG	19,486	(b)	1,251,378

United Kingdom (12.8%)
Atrium European Real Estate Ltd.	191,156		1,223,841
Big Yellow Group PLC	124,216	(b)	640,892
British Land Co., PLC	320,942		2,343,097
Development Securities PLC	43,093		178,524
Great Portland Estates PLC	220,490		1,051,962
Hammerson PLC	300,925		1,796,474
Helical Bar PLC	37,276		191,138
Land Securities Group PLC	171,416		1,763,638
Metric Property Investments PLC	106,350	(b)	165,421
Minerva PLC	4,283	(b)	6,191
Segro PLC	159,264		772,419
Shaftesbury PLC	174,029		1,015,686

Total			11,149,283

United States (17.8%)
Acadia Realty Trust	44,171		788,894
AMB Property Corp.	23,299		634,665
AvalonBay Communities, Inc.	14,770		1,275,390
BioMed Realty Trust, Inc.	68,679		1,135,951
Camden Property Trust	9,233		384,370
EastGroup Properties, Inc.	15,416		581,800
Essex Property Trust, Inc.	12,037		1,082,728
Extra Space Storage, Inc.	36,299		460,271
Federal Realty Investment Trust	17,633		1,283,859
Host Hotels & Resorts, Inc.	38,349		561,813
Kilroy Realty Corp.	40,109		1,236,962
Public Storage	8,489		780,903
Senior Housing Properties Trust	50,202		1,111,974

Issuer	Shares	Value(a)
Simon Property Group, Inc.	15,869	1,331,408
SL Green Realty Corp.	22,322	1,278,381
Taubman Centers, Inc.	19,162	764,947
Ventas, Inc.	17,026	808,394

Total		15,502,710

Total Common Stocks (Cost: $86,878,088)		$86,077,260

Closed-End Funds (0.2%)(c)

Issuer	Shares		Value(a)
Luxembourg
ProLogis European Properties	21,316	(b)	$150,090

Total Closed-End Funds (Cost: $120,527)			$150,090

Money Market Fund (0.2%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	184,636	(f)	$184,636

Total Money Market Fund (Cost: $184,636)			$184,636

Investments of Cash Collateral Received for Securities on Loan (4.1%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	3,567,232	$3,567,232

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $3,567,232)		$3,567,232

Total Investments in Securities (Cost: $90,750,483)(g)		$89,979,218

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at March 31, 2010:

	Percentage of net
Industry	assets	Value(a)
Real Estate Investment Trusts (REITs)(1)	80.6%	$70,123,076
Real Estate Management & Development	18.5	16,104,274
Other(2)	4.3	3,751,868

Total		$89,979,218

(1)	Includes U.S. REITs, as well as entities similar to REITs formed under the laws of non-U.S. countries.

(2)	Cash & Cash Equivalents.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	At March 31, 2010, security was partially or fully on loan.

(e)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2010 was $532,419, representing 0.61% of net assets. Information concerning such security holdings at March 31, 2010 is as follows:

Security	Acquisition dates	Cost

Wihlborgs Fastigheter AB	01-07-10 thru 02-05-10	$494,933

(f)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2010.

(g)	At March 31, 2010, the cost of securities for federal income tax purposes was approximately $90,750,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$4,446,000
Unrealized depreciation	(5,217,000)

Net unrealized depreciation	$(771,000)

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Dec. 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

	Fair value at March 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$86,077,260	$—	$—	$86,077,260

Total Equity Securities	86,077,260	—	—	86,077,260

Other
Closed-End Funds	150,090	—	—	150,090
Affiliated Money Market Fund (b)	184,636	—	—	184,636
Investments of Cash Collateral Received for Securities on Loan (c)	3,567,232	—	—	3,567,232

Total Other	3,901,958	—	—	3,901,958

Total	$89,979,218	$—	$—	$89,979,218

(a)	Industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) RiverSource LaSalle International Real Estate Fund, Inc.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	May 26, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	May 26, 2010

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date	May 26, 2010